Risk management and financial instruments (Restated) - Realized and Unrealized Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain / (loss) on derivative financial instruments	$ 11,000,000	$ (74,000,000)	$ (150,000,000)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(30,000,000)	(48,000,000)	(104,000,000)
Interest Rate Swap | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(31,000,000)	(48,000,000)	(104,000,000)
Cross currency interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	46,000,000	(20,000,000)	(7,000,000)
Cross currency interest rate swaps | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	46,000,000	(20,000,000)	(7,000,000)
Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	0	0	(9,000,000)
Foreign currency forwards | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency forwards not qualified as hedge accounting	1,000,000	0	(9,000,000)
TRS agreements | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain / (loss) on derivative financial instruments	0	(6,000,000)	(27,000,000)
Other | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain / (loss) on derivative financial instruments	$ (5,000,000)	$ 0	$ (3,000,000)